Net Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers
a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$

Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,991,855.9	$1,882,518.1	$2,514,461.3
Others	272,035.4	279,217.7	379,846.4

	$2,263,891.3	$2,161,735.8	$2,894,307.7

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$

Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$210,470.8	$149,777.4	$270,413.5
United States	1,493,328.8	1,408,841.9	1,992,280.4
China	245,168.8	267,154.1	331,673.3
Japan	119,099.3	132,072.0	144,239.9
Europe, the Middle East and Africa	123,767.1	117,348.2	102,760.9
Others	72,056.5	86,542.2	52,939.7

	$2,263,891.3	$2,161,735.8	$2,894,307.7

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$

Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$932,383.7	$934,768.6	$1,476,890.6
Smartphone	888,879.2	814,914.3	1,005,130.5
Internet of Things	196,115.0	161,916.5	165,516.2
Automotive	116,381.0	133,654.3	139,323.1
Digital Consumer Electronics	56,158.8	46,999.8	47,960.4
Others	73,973.6	69,482.3	59,486.9

	$2,263,891.3	$2,161,735.8	$2,894,307.7

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

3-nanometer	$-	$108,045.3	$459,530.2
5-nanometer	508,689.9	629,300.4	861,318.9
7-nanometer	535,178.7	357,270.7	416,790.3
16-nanometer	258,544.3	191,306.1	202,383.7

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

20-nanometer	$8,853.3	$10,359.0	$4,077.2
28-nanometer	206,611.9	186,924.9	188,155.0
40/45-nanometer	145,546.2	114,667.4	108,468.2
65-nanometer	93,288.6	107,425.4	93,120.1
90-nanometer	40,184.2	25,642.0	21,509.3
0.11/0.13 micron	57,992.3	47,149.3	52,442.8
0.15/0.18 micron	110,571.2	86,614.2	90,796.8
0.25 micron and above	26,395.3	17,813.4	15,868.8

Wafer revenue	$1,991,855.9	$1,882,518.1	$2,514,461.3

Summary of Contract Balances
b.	Contract balances

	January 1, 2023	December 31, 2023	December 31, 2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Contract liabilities (classified under accrued expenses and other current liabilities)	$70,806.6	$52,736.4	$89,435.4

Summary of Temporary Receipts from Customers
c.	Temporary receipts from customers

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$114,639.5	$198,602.6
Noncurrent portion (classified under other noncurrent liabilities)	163,655.1	92,499.2

	$278,294.6	$291,101.8